FHLB Advances and Other Borrowings (Additional Information) (Details) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2009 Public Issue [Member]	Dec. 31, 2012 Other Bank [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range from	0.39%	2.12%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range to	7.22%	7.22%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Conversion Features	Of the $51.5 million, $30.0 million or 58% of the advances contained options whereby the FHLB may convert the fixed rate advance to an adjustable rate advance, at which time the Company may prepay the advance without penalty.	Of the $51.6 million, $40.0 million or 78% of the advances contained options whereby the FHLB may convert the fixed rate advance to an adjustable rate advance, at which time the Company may prepay the advance without penalty.
Line of Credit Facility, Expiration Date					Jan. 01, 2014	Sep. 30, 2012
Line of Credit Facility, Frequency of Payment and Payment Terms					90-day	90-day
Line of Credit Facility, Interest Rate During Period				1.35%	3.00%	3.00%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage					0.35%	0.35%
Subordinated Debt	$ 29,250,000	$ 29,250,000	$ 19,300,000	$ 10,000,000	$ 29,300,000
Tier Two Percentage Of Subordinated Debt	20.00%	40.00%
Subordinated Borrowing, Interest Rate	8.00%
Junior Subordinated Debt For Tier One Capital Purposes	4,725,000	4,476,000
Short-term Debt, Weighted Average Interest Rate	0.20%	0.25%
Long-Term Debt	89,472,000	90,974,000			1,500,000	3,000,000
Line of Credit Facility, Amount Outstanding						$ 5,000,000